9. NOTES PAYABLE	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
9. NOTES PAYABLE

Short Term Notes Payable

Notes Payable in Default

At March 31, 2018 and December 31, 2017, the Company maintained notes payable and accrued interest to both related and non-related parties totaling $1,114,000 and $1,091,000, respectively. These notes are short term, straight-line amortizing notes. The notes carry annual interest rates between 5% and 10% and have default rates as high a 18.0%. The Company is accruing interest at the default rate of 18.0%.

Short Term Notes Payable

At March 31, 2018 and December 31, 2017, the Company maintained short term notes payable and accrued interest to both related and non-related parties totaling $508,000 and $354,000, respectively. These notes are short term, straight-line amortizing notes. The notes carry annual interest rates between 5% and 10%.

In July 2017, the Company entered into a premium finance agreement to finance its insurance policies totaling $206,293. The note requires monthly payments of $18,766, including interest at 4.89% and matures in May 2018. The balance due on this note totaled $37,000 and $93,000 at March 31, 2018 and December 31, 2017, respectively.

Notes Payable in Default

At December 31, 2017 and 2016, the Company maintained notes payable and accrued interest to both related and non-related parties totaling $1,091,000 and $1,008,000, respectively. These notes are short term, straight-line amortizing notes. The notes carry annual interest rates between 5% and 10% and have default rates as high a 16.5%. The Company is accruing interest at the default rate of 16.5%.

Short Term Notes Payable

At December 31, 2017 and 2016, the Company maintained short term notes payable and accrued interest to both related and non-related parties totaling $354,000 and $127,000, respectively. These notes are short term, straight-line amortizing notes. The notes carry annual interest rates between 5% and 10%.

In July 2017, the Company entered into a premium finance agreement to finance its insurance policies totaling $206,293. The note requires monthly payments of $18,766, including interest at 4.89% and matures in May 2018. The balance due on this note totaled $93,000 at December 31, 2017.

In June 2016, the Company entered into a premium finance agreement to finance its insurance policies totaling $193,862. The note required monthly payments of $17,622, including interest at 4.87% and matured in April 2017.